THE ADVISORS’ INNER CIRCLE FUND II	MANGO GROWTH ETF January 31, 2026 (Unaudited)

COMMON STOCK — 76.2%
	Shares	Value
Communication Services — 13.6%
Atlanta Braves Holdings, Cl C *	17,211	$687,235
Comcast, Cl A	193,606	5,759,778
GCI Liberty, Cl C *	96,392	3,565,540
Liberty Broadband, Cl C *	95,319	4,585,797
Liberty Media -Liberty Formula One, Cl A *	163,411	13,022,223
Liberty Media -Liberty Formula One, Cl C *	49,283	4,288,607
Versant Media Group *	7,360	239,789
		32,148,969
Consumer Discretionary — 3.1%
Home Depot	13,200	4,944,588
Liberty Live Holdings, Cl A *	11,469	922,566
Liberty Live Holdings, Cl C *	13,977	1,154,221
MGM Resorts International *	10,065	337,580
		7,358,955
Financials — 1.9%
Bank of America	40,293	2,143,587
Travelers	8,182	2,327,861
		4,471,448
Health Care — 6.3%
Eli Lilly	6,886	7,141,815
HCA Healthcare	12,422	6,065,290
Stryker	4,192	1,549,195
		14,756,300
Industrials — 1.1%
Howmet Aerospace	10,909	2,269,945
Westinghouse Air Brake Technologies	872	200,682
		2,470,627
Information Technology — 45.8%
Advanced Micro Devices *	51,345	12,154,902
Applied Materials	30,027	9,678,303
ASML Holding, Cl G	8,487	12,077,001
Broadcom	9,436	3,126,147
KLA	4,191	5,984,497
Lam Research	60,777	14,188,998
Micron Technology	49,296	20,451,924
Microsoft	11,800	5,077,422
NVIDIA	63,188	12,077,122
NXP Semiconductors	12,087	2,733,354
Palo Alto Networks *	16,435	2,908,502
Taiwan Semiconductor Manufacturing ADR	22,614	7,475,284
		107,933,456
Materials — 1.5%
Corteva	5,454	397,051
Linde	7,012	3,204,274
		3,601,325

COMMON STOCK — continued
	Shares	Value
Real Estate — 1.8%
Equinix ‡	5,127	$4,208,908

Utilities — 1.1%
American Water Works	20,365	2,629,733

Total Common Stock
(Cost $52,461,963)		179,579,721

EXCHANGE-TRADED FUNDS — 7.4%
	Shares	Value
Domestic Equity — 4.4%
Invesco QQQ Trust Series [1]	5,259	3,270,414
iShares Core S&P 500 ETF	4,997	3,473,065
Schwab US Dividend Equity ETF	120,063	3,580,279
		10,323,758
International Equity — 3.0%
JPMorgan Diversified Return International Equity ETF [1]	48,493	3,480,827
State Street SPDR S&P Global Dividend ETF	44,069	3,484,536
		6,965,363
Total Exchange-Traded Funds
(Cost $10,743,003)		17,289,121

Total Investments - 83.6%
(Cost $63,204,966)		$196,868,842

Percentages are based on Net Assets of $235,582,157.

*	Non-income producing security.
‡	Real Estate Investment Trust.
[1]	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
S&P — Standard & Poor’s
SPDR — Standard & Poor's Depository Receipt